John Hancock Funds III

Supplement dated February 6, 2014

To the Most Recent Statement of Additional Information, as may be supplemented

James R. Boyle has resigned as a Trustee. Accordingly, all references to Mr. Boyle as a Trustee are removed from the Statement of Additional Information.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.